Loss Per Share	12 Months Ended
Aug. 31, 2024
Loss Per Share [Abstract]
LOSS PER SHARE
15.	LOSS PER SHARE

	For the year ended August 31,
	2022	2023	2024
	RMB	RMB	RMB
Numerator used in basic and diluted loss per share:
Net loss attributable to Bright Scholar Education Holdings Limited from continuing operations	(686,352)	(359,687)	(851,774)
Net loss attributable to Bright Scholar Education Holdings Limited from discontinued operations	(22,988)	(35,447)	(144,505)
Net loss attributable to Bright Scholar Education Holdings Limited shareholders	(709,340)	(395,134)	(996,279)
Shares (denominator):
Weighted average ordinary shares outstanding used in calculating loss per share - basic and diluted	118,697,495	118,669,795	118,669,795
Net loss per share attributable to ordinary shareholders - basic and diluted:
Net loss from continuing operations attributable to ordinary shareholders	(5.79)	(3.03)	(7.18)
Net loss from discontinued operations attributable to ordinary shareholders	(0.19)	(0.30)	(1.22)
Net loss attributable to Bright Scholar Education Holdings Limited shareholders	(5.98)	(3.33)	(8.40)

As of August 31, 2022, 2023 and 2024, there were 684,574, 656,125 and 13,633,892 employee share options or non-vested ordinary shares excluded from the computation of diluted net loss per share in the periods presented, as their inclusion would have been anti-dilutive for the years presented.